UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2008 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMAN SECURITIES - 89.8%
	COMMON STOCKS - 80.8%
	AEROSPACE & DEFENSE - 2.1%
199,084	MTU Aero Engines Holding	$5,422,091
	AUTO COMPONENTS - 1.9%
188,344	ElringKlinger+	3,571,398
9,245	Leoni	277,241
91,075	Saf-Holland	857,090
		4,705,729
	BUILDING PRODUCTS - 1.6%
100,000	Demag Cranes	3,909,002
	CHEMICALS - 6.8%
86,664	K + S	5,920,862
177,760	Lanxess	4,833,838
46,364	Wacker Chemie	6,535,080
		17,289,780
	COMPUTERS & PERIPHERALS - 1.7%
72,727	Wincor Nixdorf	4,238,301
	CONSTRUCTION & ENGINEERING - 6.6%
74,341	Bauer	3,706,888
143,181	Bilfinger Berger	7,372,767
116,567	Hochtief	5,480,043
		16,559,698
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
35,000	Grenkeleasing	1,062,369
	ELECTRICAL EQUIPMENT - 13.2%
117,447	Q-Cells+*	9,665,361
250,686	SGL Carbon*	9,605,658
25,000	SMA Solar Technology+*	1,917,279
221,957	Solarworld+	9,168,885
154,800	Tognum	3,007,086
		33,364,269
	HEALTHCARE PROVIDERS & SERVICES - 5.9%
180,000	Celesio	7,764,348
247,460	Rhoen Klinikum+	7,160,196
		14,924,544

Shares	Description	Value(a)
	HOUSEHOLD DURABLES - 0.6%
118,886	Loewe	$1,594,728
	INDUSTRIAL CONGLOMERATES - 3.2%
152,583	Rheinmetall	8,131,228
	INSURANCE - 3.2%
33,938	AMB Generali Holding	5,272,226
80,805	Hannover Ruckversicherungs	2,918,052
		8,190,278
	INTERNET SOFTWARE & SERVICES - 2.1%
500,966	United Internet	5,333,719
	LIFE SCIENCES TOOLS & SERVICES - 0.5%
28,287	Gerresheimer	1,279,765
	MACHINERY - 8.0%
408,046	GEA Group	7,829,112
92,116	Krones	4,520,751
298,963	Max Automation	1,515,924
52,714	Pfeiffer Vacuum Technology	4,188,561
20,000	Vossloh	2,051,840
		20,106,188
	METALS & MINING - 5.6%
130,000	Norddeutsche Affinerie	5,448,724
86,645	Salzgitter	8,611,603
		14,060,327
	PERSONAL PRODUCTS - 2.0%
80,391	Beiersdorf	5,059,820
	PHARMACEUTICALS - 2.5%
157,563	Stada Arzneimittel	6,258,731
	REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
96,965	Deutsche Euroshop+	3,137,980
474,364	IVG Immobilien+	4,524,120
323,204	RCM Beteiligungs*	789,912
		8,452,012
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
260,766	Kontron	2,637,158
300,255	Suess MicroTec*	1,433,910
		4,071,068

Shares	Description	Value(a)
	SOFTWARE - 3.5%
157,563	Software AG	$8,848,093
	SPECIALTY RETAIL - 2.7%
60,000	Douglas Holdings+	2,717,058
25,000	Fielmann	1,741,704
248,465	Praktiker Bau-und Heimwerkermaerkte	2,264,971
		6,723,733
	TEXTILE, APPAREL & LUXURY GOODS - 0.5%
4,647	Puma	1,251,325
	TRADING COMPANIES & DISTRIBUTORS - 0.9%
99,825	Kloeckner & Co.	2,253,242
	WIRELESS TELECOMMUNICATIONS SERVICES - 0.4%
120,646	Freenet	1,081,151
	Total Common Stocks (cost $191,952,800)	204,171,191
	TEXTILE, APPAREL & LUXURY GOODS - 1.0%
110,000	Hugo Boss+	2,631,237
	PREFERRED STOCKS - 9.0%
	HEALTHCARE EQUIPMENT & SUPPLIES - 8.0%
263,465	Fresenius	18,943,522
62,632	Sartorius	1,301,999
		20,245,521
	Total Preferred Stocks (cost $12,401,475)	22,876,758
	Total Investments in German Securities (cost $204,354,275)	227,047,949
INVESTMENTS IN DUTCH COMMON STOCKS - 7.1%
	AEROSPACE & DEFENSE - 4.8%
719,645	EADS+	12,129,760

Shares	Description	Value(a)
	LIFE SCIENCES TOOLS & SERVICES - 2.3%
290,887	Qiagen+*	$5,683,346
	Total Investments in Dutch Common Stocks (cost $16,591,780)	17,813,106
	Total Investments in Common and Preferred Stocks - 96.9% (cost $220,946,056)	224,861,055
SECURITIES LENDING COLLATERAL - 15.1%
38,112,305	Daily Assets Institutional Fund, 2.79% (b)(c) (cost $38,112,305)	38,112,305
CASH EQUIVALENTS - 0.0%
25,599	Cash Management QP Trust, 2.38%(c) (cost $25,599)	25,599
	Total Investments - 112.0% (cost $259,083,959)	282,998,959
	Other Assets and Liabilities, Net - (12.0)%	(30,287,329)
	NET ASSETS - 100.0%	$252,711,630

+  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $35,845,609, which is 14.2% of the net assets.

*  Non-income producing security.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund's policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$282,998,959
Level 2	-
Level 3	-
Total	$282,998,959

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund's fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

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By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008